UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23164
Investment Company Act file number:

USCA Fund Trust
(Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:    December 31, 2018

Item 1. Schedule of Investments.

USCA Premium Buy-Write Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 89.36%[a,b]
Communications - 8.61%
AT&T Inc.	15,500	$442,370
Comcast Corporation	13,500	459,675
Verizon Communications, Inc.	8,500	477,870
The Walt Disney Co.	4,000	438,600
		1,818,515
Consumer Discretionary - 1.32%
Newell Brands, Inc.	15,000	278,850
		278,850
Consumer Staples - 21.84%
Archer-Daniels-Midland Company	9,500	389,215
Conagra Brands, Inc.	15,000	320,400
Dollar General Corporation	4,300	464,744
Hormel Foods Corp.	10,500	448,140
The J.M. Smucker Company	3,800	355,262
Kimberly-Clark Corporation	4,100	467,154
PepsiCo, Inc.	3,800	419,824
The Procter & Gamble Company	5,200	477,984
Tyson Foods, Inc.	7,000	373,800
Walgreens Boots Alliance, Inc.	6,000	409,980
Walmart Inc.	5,200	484,380
		4,610,883
Energy - 6.73%
Cabot Oil & Gas Corporation	9,500	212,325
EOG Resources, Inc.	3,200	279,072
Occidental Petroleum Corporation	5,000	306,900
Schlumberger N.V. (Schlumberger Limited)[c]	5,000	180,400
EQT Corporation	6,500	122,785
The Williams Companies, Inc.	14,500	319,725
		1,421,207
Financials - 8.59%
Aflac Incorporated	9,500	432,820
Bank of America Corp.	13,000	320,320
JPMorgan Chase Financial Company LLC	3,000	292,860
Prudential Financial, Inc.	5,000	407,750
The Travelers Companies, Inc.	3,000	359,250
		1,813,000

USCA Premium Buy-Write Fund
Schedule of Investments - (continued)
December 31, 2018 (Unaudited)

	Shares	Fair Value
Health Care - 17.58%
Amgen, Inc.	2,400	$467,208
Bristol-Myers Squibb Company	9,000	467,820
CVS Health Corporation	7,000	458,640
Gilead Sciences, Inc.	7,000	437,850
Medtronic Public Limited Company[c]	5,200	472,992
Merck & Co, Inc.	6,200	473,742
Novartis AG ADR	5,300	454,793
Pfizer Inc.	11,000	480,150
		3,713,195
Industrials - 2.52%
FedEx Corporation	1,000	161,330
Paccar, Inc.	6,500	371,410
		532,740
Materials - 2.65%
Dowdupont Inc.	5,400	288,792
Eastman Chemical Company	3,700	270,507
		559,299
Technology - 6.59%
Cisco Systems, Inc.	8,500	368,305
Intel Corporation	7,200	337,896
Microsoft Corporation	3,500	355,495
Texas Instruments Incorporated	3,500	330,750
		1,392,446
Utilities - 12.93%
American Electric Power Company, Inc.	6,300	470,862
Duke Energy Corporation	5,500	474,650
Exelon Corporation	10,000	451,000
NextEra Energy, Inc.	2,600	451,932
The Southern Company	10,000	439,200
Public Service Enterprise Group Incorporated	8,500	442,425
		2,730,069

TOTAL COMMON STOCKS (Cost $19,450,455)		18,870,204

USCA Premium Buy-Write Fund
Schedule of Investments - (continued)
December 31, 2018 (Unaudited)

	Shares	Fair Value
REAL ESTATE INVESTMENT TRUSTS ("REITS") - 1.14%[a,b]
Financials - 1.14%
Weyerhaeuser Co.	11,000	240,460

TOTAL REAL ESTATE INVESTMENT TRUSTS ("REITS") (Cost $378,168)		240,460

EXCHANGE TRADED FUNDS ("ETFS") - 5.86%[a,b]
Exchange Traded Funds -5.86%
iShares 20+ Year Treasury Bond ETF	3,600	437,436
iShares 7-10 Year Treasury Bond ETF	4,200	437,640
SPDR Gold Shares	3,000	363,750
		1,238,826

TOTAL EXCHANGE TRADED FUNDS ("ETFS") (Cost $1,214,539)		1,238,826

MONEY MARKET FUND - 4.81%[a]
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 2.30%[d]	1,015,583	1,015,583

TOTAL MONEY MARKET FUNDS (Cost $1,015,583)		1,015,583

Total Investments (Cost $21,573,213) - 101.17%[a]		$21,365,073
Total Value of Options Written (Premiums received $485,532) - (2.22%)[a]		(469,438)
Assets in Excess of Other Liabilities - 1.05%[a]		221,150
TOTAL NET ASSETS - 100.00%		$21,116,785

Footnotes
ADR American Depository Receipt
[a]	Percentages are stated as a percent of net assets.
[b]	All or a portion of the securities represents collateral for outstanding call option contracts written. As of
December 31, 2018, the total value of collateral securities for outstanding call option contracts written was $20,349,490.
[c]	Foreign issued security.
[d]	Rate reported is the 7-day current yield as of December 31, 2018.

USCA Premium Buy-Write Fund
Schedule of Options Written
December 31, 2018 (Unaudited)

	Expiration			Notional
Call Options Written	Date	Strike Price	Contracts	Amount	Fair Value
Aflac Incorporated	January 2019	$ 45.00	95	$ (427,500)	$ (13,015)
American Electric Power Company, Inc.	January 2019	77.50	60	(465,000)	(2,550)
American Electric Power Company, Inc.	February 2019	75.00	3	(22,500)	(645)
Amgen, Inc.	January 2019	195.00	24	(468,000)	(12,720)
Archer-Daniels-Midland Company	February 2019	41.00	5	(20,500)	(788)
Archer-Daniels-Midland Company	March 2019	44.00	90	(396,000)	(6,165)
AT&T Inc.	January 2019	30.00	10	(30,000)	(120)
AT&T Inc.	February 2019	31.00	135	(418,500)	(3,442)
AT&T Inc.	February 2019	32.00	10	(32,000)	(125)
Bank of America Corp.	January 2019	24.00	130	(312,000)	(15,990)
Bristol-Myers Squibb Company	January 2019	55.00	5	(27,500)	(165)
Bristol-Myers Squibb Company	March 2019	55.00	85	(467,500)	(11,050)
Cabot Oil & Gas Corporation	January 2019	24.00	95	(228,000)	(2,850)
Cisco Systems, Inc.	January 2019	42.00	85	(357,000)	(16,150)
Comcast Corporation	January 2019	33.00	5	(16,500)	(805)
Comcast Corporation	February 2019	37.50	130	(487,500)	(4,940)
Conagra Brands, Inc.	March 2019	23.00	20	(46,000)	(1,400)
Conagra Brands, Inc.	March 2019	25.00	130	(325,000)	(3,900)
CVS Health Corporation	January 2019	72.50	3	(21,750)	(45)
CVS Health Corporation	February 2019	62.50	7	(43,750)	(3,238)
CVS Health Corporation	February 2019	75.00	60	(450,000)	(2,100)
Dollar General Corporation	February 2019	105.00	43	(451,500)	(26,445)
Dowdupont Inc.	January 2019	55.00	54	(297,000)	(5,265)
Duke Energy Corporation	January 2019	85.00	3	(25,500)	(743)
Duke Energy Corporation	January 2019	90.00	52	(468,000)	(2,210)
Eastman Chemical Company	January 2019	75.00	37	(277,500)	(4,533)
EOG Resources, Inc.	January 2019	95.00	32	(304,000)	(2,240)
EQT Corporation	January 2019	21.00	65	(136,500)	(2,275)
Exelon Corporation	January 2019	47.00	100	(470,000)	(2,000)
FedEx	January 2019	172.50	10	(172,500)	(1,015)
Gilead Sciences, Inc.	January 2019	67.50	5	(33,750)	(215)
Gilead Sciences, Inc.	January 2019	72.50	60	(435,000)	(330)
Gilead Sciences, Inc.	February 2019	67.50	5	(33,750)	(673)
Hormel Foods Corp.	January 2019	42.50	105	(446,250)	(11,025)
Intel Corporation	January 2019	44.00	72	(316,800)	(24,840)
iShares 7-10 Year Treasury Bond ETF	January 2019	102.00	20	(204,000)	(4,750)
iShares 7-10 Year Treasury Bond ETF	January 2019	103.00	20	(206,000)	(2,750)
iShares 7-10 Year Treasury Bond ETF	January 2019	104.00	2	(20,800)	(160)
iShares 20+ Year Treasury Bond ETF	January 2019	118.00	18	(212,400)	(6,840)
iShares 20+ Year Treasury Bond ETF	January 2019	125.00	18	(225,000)	(495)
The J.M. Smucker Company	April 2019	105.00	38	(399,000)	(6,460)
JPMorgan Chase Financial Company LLC	January 2019	94.00	30	(282,000)	(14,400)

USCA Premium Buy-Write Fund
Schedule of Options Written - (continued)
December 31, 2018 (Unaudited)

	Expiration			Notional
Call Options Written	Date	Strike Price	Contracts	Amount	Fair Value
Kimberly-Clark Corporation	January 2019	$ 115.00	41	$ (471,500)	$ (9,840)
Medtronic Public Limited Company	January 2019	95.00	50	(475,000)	(3,325)
Medtronic Public Limited Company	February 2019	85.00	2	(17,000)	(1,455)
Merck & Co, Inc.	January 2019	80.00	60	(480,000)	(1,410)
Merck & Co, Inc.	February 2019	75.00	2	(15,000)	(675)
Microsoft Corporation	January 2019	95.00	35	(332,500)	(26,950)
Newell Brands, Inc.	January 2019	24.00	150	(360,000)	(375)
NextEra Energy, Inc.	January 2019	185.00	26	(481,000)	(650)
Novartis AG ADR	January 2019	85.00	53	(450,500)	(10,998)
Occidental Petroleum Corporation	February 2019	62.50	50	(312,500)	(12,100)
Paccar, Inc.	January 2019	55.00	10	(55,000)	(3,125)
Paccar, Inc.	January 2019	56.20	55	(309,100)	(12,787)
PepsiCo, Inc.	January 2019	105.00	10	(105,000)	(6,400)
PepsiCo, Inc.	January 2019	110.00	28	(308,000)	(7,630)
Pfizer Inc.	January 2019	44.00	110	(484,000)	(9,075)
The Procter & Gamble Company	February 2019	92.50	52	(481,000)	(14,300)
Prudential Financial, Inc.	January 2019	80.00	5	(40,000)	(1,762)
Prudential Financial, Inc.	January 2019	85.00	45	(382,500)	(5,130)
Public Service Enterprise Group Incorporated	January 2019	55.00	85	(467,500)	(1,062)
Schlumberger N.V. (Schlumberger Limited)	February 2019	35.00	50	(175,000)	(13,675)
The Southern Company	January 2019	49.00	46	(225,400)	(115)
The Southern Company	February 2019	49.00	54	(264,600)	(432)
SPDR Gold Shares	February 2019	121.00	30	(363,000)	(6,960)
Texas Instruments, Inc.	January 2019	87.50	35	(306,250)	(27,912)
The Travelers Companies, Inc.	February 2019	125.00	30	(375,000)	(5,250)
Tyson Foods, Inc.	February 2019	60.00	70	(420,000)	(3,150)
Verizon Communications, Inc.	January 2019	57.50	82	(471,500)	(4,141)
Verizon Communications, Inc.	February 2019	52.50	3	(15,750)	(1,320)
Walgreens Boots Alliance, Inc.	January 2019	75.00	3	(22,500)	(49)
Walgreens Boots Alliance, Inc.	February 2019	70.00	57	(399,000)	(11,628)
Walmart Inc.	January 2019	92.50	3	(27,750)	(759)
Walmart Inc.	February 2019	90.00	49	(441,000)	(25,480)
The Walt Disney Co.	January 2019	110.00	3	(33,000)	(705)
The Walt Disney Co.	February 2019	115.00	37	(425,500)	(7,511)
Weyerhaeuser Co.	February 2019	24.00	110	(264,000)	(4,070)
The Williams Companies, Inc.	February 2019	24.00	145	(348,000)	(5,365)

Total Value of Call Options Written (Premiums received $485,532)				$ (21,084,100)	$ (469,438)

Investment Valuation
All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices.  Money market funds are valued at net asset value (“NAV”). Short-term debt investments, having a maturity of 60 days or less, are generally valued at the evaluated mean.  Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem, or exchange shares.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board.  Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE close.

Fair Value of Financial Instruments
As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures” ("ASC 820").  In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique used to measure fair value, including a pricing model, and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Common Stocks (a)	$18,870,204	$-	$-	$18,870,204
Master Limited Partnerships (a)	-	-	-	-
Real Estate Investment Trusts (REITs)	240,460			240,460
Exchange Traded Funds	1,238,826	-	-	1,238,826
Money Market Fund	1,015,583	-	-	1,015,583
Total Assets	$21,365,073	$-	$-	$21,365,073
Liabilities
Written Options	$469,438	$-	$-	$469,438
Total Liabilities	$469,438	$-	$-	$469,438

(a)	All other industry classifications are identified in the Schedules of Investments and Written Options.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. During the year ended December 31, 2018, there were no transfers between Level 1, Level 2 or Level 3.

Derivative Financial Instruments
The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

As part of its strategy, the Fund sells (writes) call options on securities held in its portfolio (i.e., covered call options).  The strategy is designed to shield the Fund from some of the risk associated with these securities and to generate additional returns to the extent of call option premiums received.  Written covered call options limit the upside potential of a security above the strike price.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities.  The amount of the liability is adjusted daily to reflect the fair value of the written options and any change in fair value is recorded as unrealized appreciation (depreciation).  Premiums received from written options that expire are treated as realized gains.  The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.

As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. The use of call options to shield the Fund may result in higher transaction costs. This shielding may not be successful and investors could still lose money through investing in the Fund.

The Fund has adopted the disclosure provision of FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivate fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required, and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815.

The following table presents the type and fair value of derivatives by location as presented on the Statement of Assets and Liabilities at December 31, 2018:

Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Equity risk - Written option contracts	Options written, at fair value	$ 469,438

The following table presents the effect of derivatives on the Statement of Operations for the year ended December 31, 2018:

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain (Loss) on Derivatives	Net Realized Gain on Written Option Contracts	Net Unrealized Appreciation of Written Option Contracts
Equity risk – Written option contacts	Options	$497,524	$52,768

The average notional amount of all written call options for the year ended December 31, 2018 was $21,211,333.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA Fund Trust

By (Signature and Title) Phil Pilibosian
                                        Phil Pilibosian, President

Date                                January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) Phil Pilibosian
Phil Pilibosian, President

Date                                January 28, 2019

By (Signature and Title) Chris Arnold
                                                      Chris Arnold, Treasurer

Date                                January 28, 2019